Towd Point Mortgage Trust 2026-CES4

Mortgage Loans Excluded from Securitization Transaction

The Redacted Loan IDs contained in the table below represent mortgage loans which have been excluded from the pool of mortgage loans that are expected to back certain mortgage-backed securities issued by Towd Point Mortgage Trust 2026-CES4 in connection with a securitization transaction.  As such, solely as it relates to the Redacted Loan IDs indicated below, the findings and conclusions of AMC Diligence, LLC (“AMC”) and Clayton Services LLC (“Clayton”), respectively, contained as an Exhibit to this Form ABS-15G should be disregarded in their entirety.

AMC Redacted Loan ID	Clayton Redacted Loan ID
186	ACDD74F0-3D33-460E-AFE8-40F7AC0124FD
166	E4DA66CC-A33D-4CC0-BFF0-7D4CCC25AFA4
178	57FFF561-BBBF-42BE-A8BD-1FFD6BBF6AF1
65	4BFC7BF3-C9F5-420A-B2F1-D2CB69BFD37C
155	7A17866E-2FF4-4AFF-AA25-EFA5C6B6CC46
79	498A1FE8-3734-4903-A7A4-6F8BE572765D
200	0C8C8F06-5822-4212-8C39-0447F3A645F8
222	DE94AD46-9006-4021-9E80-7237A63AC9E7
254	F10AFEBC-8BBE-475E-B4EC-9538FA666477
856	5D974625-E29C-474F-B8B3-CB8358F3E7D4
867	754AC122-9AA8-4540-82F5-7A703E3EDEB5
1033	D9DEF9A1-AFA9-4728-948D-7F3594BF9EFD
910	3E661AAF-1449-4B57-A087-94B7A97DDC3E
1068	E86CE8E4-1D36-4CEA-A8AB-78A87F7C127E
967	E12A283A-C4F9-4AFB-ADA2-FA2C36FDA68D
925	1D87DE63-8190-4C87-A707-727E47A6D7C2
906	627F8DD5-76EA-4C35-898F-6AEA8C3AACCB
947	CED969BD-72D5-4EF1-AA11-FD2DE5786DC1
1104	5F8D50AC-BED8-41CA-A63E-7202EE8588BC
1020	B450368B-1427-45B2-B79F-27C98C7E3E28
1478
1479
1482
1492
1538
2040
1687
1681
1728
2084
1702
1889
2213
10
11
2
15
439
491
354
447
393
553
128
53
187
199
224
223
609
661
665
633
643
647
723
743
811
835
896
1444
1386
1411
1183
1400
1468
1236
1254
1075
1080
1156
1125
979
1115
1089
1483
1520
2053
1620
1993
1677
1725
1722
2072
1857